Income Tax (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2008	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 USD ($)
Income Tax [Line Items]
Percentage of tax rate		16.50%	16.50%
Assessable profits (in Dollars)			$ 2,000,000
Uniform tax rate	25.00%
Provision of income tax expenses	25.00%	50.00%	50.00%
Preferential tax rates	25.00%
Unrecognized tax benefits (in Dollars)
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100,000
Net operating loss (in Dollars)				$ 7,480	$ 3,380	$ 13,080
Valuation allowance		100.00%	100.00%	100.00%	100.00%
Hong Kong [Member]
Income Tax [Line Items]
Percentage of tax rate		8.25%	8.25%
Assessable profits (in Dollars)			$ 2,000,000